UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	 Arbor Capital Management, LLC
Address: One Financial Plaza
	 120 S. Sixth St., Ste. 1000
	 Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	7/1/2003
    (Signature)	        (City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	63

Form 13F Information Table Value Total:	1,244,256

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    22595   658365 SH       SOLE                   539827            118538
ADVANCED NEUROMODULATION SYSTE COM              00757T101    35417   687700 SH       SOLE                   563900            123800
ALTIRIS INC.                   COM              02148M100    23214  1161300 SH       SOLE                   950700            210600
AMERICAN HEALTHWAYS, INC.      COM              02649V104    21983   610300 SH       SOLE                   500600            109700
AMERICAN PHARMA PARTNERS INC.  COM              02886P109    19391   572000 SH       SOLE                   467900            104100
AMSURG CORP-CL A               COM              03232P405    30335   993600 SH       SOLE                   815370            178230
ARTISAN COMPONENTS INC         COM              042923102    26947  1200300 SH       SOLE                   984100            216200
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    27742   782800 SH       SOLE                   642100            140700
CABOT MICROELECTRONICS CORP    COM              12709P103    27686   549000 SH       SOLE                   449800             99200
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109     6827   316200 SH       SOLE                   260000             56200
CHICAGO PIZZA & BREWERY INC    COM              167889104     8310   831000 SH       SOLE                   683600            147400
CIMA LABS INC                  COM              171796105    11038   410500 SH       SOLE                   336100             74400
COGNIZANT TECH SOLUTIONS CORP. COM              192446102    18319   751100 SH       SOLE                   616100            135000
COINSTAR INC.                  COM              19259P300     7137   377000 SH       SOLE                   309200             67800
COMPUTER PROGRAMS & SYSTEMS    COM              205306103    16818   840500 SH       SOLE                   690600            149900
CONCUR TECHNOLOGIES INC        COM              206708109     7697   761300 SH       SOLE                   624400            136900
CONNETICS CORP                 COM              208192104    11037   735800 SH       SOLE                   603200            132600
COOPER COMPANIES INC           COM              216648402    25420   731100 SH       SOLE                   599000            132100
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    35571   871400 SH       SOLE                   713015            158385
CREE INC                       COM              225447101    10559   649800 SH       SOLE                   532900            116900
CYBERONICS                     COM              23251P102     6880   319100 SH       SOLE                   262100             57000
EDUCATION MANAGEMENT CORP      COM              28139T101    14146   266700 SH       SOLE                   218600             48100
EON LABS INC                   COM              29412E100    14095   401100 SH       SOLE                   329200             71900
ERESEARCH TECHNOLOGY INC       COM              29481V108    38170  1708600 SH       SOLE                  1401200            307400
EXPEDITORS INTL WASH           COM              302130109    14656   425300 SH       SOLE                   348228             77072
EXPRESS SCRIPTS INC            COM              302182100    17479   255500 SH       SOLE                   209400             46100
FACTSET RESH SYS INC           COM              303075105    22073   501100 SH       SOLE                   411020             90080
FRED'S INC.                    COM              356108100    19370   517500 SH       SOLE                   425100             92400
GETTY IMAGES INC               COM              374276103    36224   877100 SH       SOLE                   719300            157800
GUITAR CENTER INC              COM              402040109     7785   267700 SH       SOLE                   219800             47900
HOT TOPIC INC                  COM              441339108    10452   387700 SH       SOLE                   317784             69916
HPL TECHNOLOGIES INC           COM              40426C105        0  1080500 SH       SOLE                   930100            150400
ICU MEDICAL INC                COM              44930G107    23392   752400 SH       SOLE                   617058            135342
INTEGRATED CIRCUIT SYSTEMS     COM              45811K208    28338   902200 SH       SOLE                   739900            162300
INTERACTIVECORP                COM              45840Q101    10258   260820 SH       SOLE                   215040             45780
INTERDIGITAL COMM CORP         COM              45866A105    20265   866400 SH       SOLE                   710500            155900
INVESTORS FINANCIAL SVCS CP    COM              461915100    11473   395200 SH       SOLE                   324920             70280
IPAYMENT INC.                  COM              46262E105    16323   684700 SH       SOLE                   562000            122700
ITT EDUCATIONAL SERVICES INC   COM              45068B109     8602   294100 SH       SOLE                   240000             54100
KNIGHT TRANSN INC COM          COM              499064103    25790  1039100 SH       SOLE                   852500            186600
LEAPFROG ENTERPRISES INC.      COM              52186N106    20269   637200 SH       SOLE                   521500            115700
MARTEK BIOSCIENCES CORP        COM              572901106    22075   514200 SH       SOLE                   421200             93000
NETFLIX.COM INC                COM              64110L106    35934  1406400 SH       SOLE                  1155400            251000
NETSCREEN TECHNOLOGIES INC.    COM              64117V107    19145   858500 SH       SOLE                   704769            153731
O'REILLY AUTOMOTIVE INC.       COM              686091109    22355   667900 SH       SOLE                   547800            120100
O2MICRO INTERNATIONAL LTD      COM              G6797E106    27727  1719000 SH       SOLE                  1407400            311600
ODYSSEY HEALTHCARE INC         COM              67611V101    67013  1811149 SH       SOLE                  1488264            322885
OMNIVISION TECHNOLOGIES        COM              682128103    25340   814000 SH       SOLE                   666900            147100
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    36863   749100 SH       SOLE                   614294            134806
PACKETEER INC                  COM              695210104    10087   651600 SH       SOLE                   534300            117300
PORTFOLIO RECOVERY ASSOCIATES, COM              73640Q105    41073  1333100 SH       SOLE                  1091100            242000
POWER INTERGRATIONS INC        COM              739276103    18913   778000 SH       SOLE                   638000            140000
QUALITY SYSTEMS INC            COM              747582104     5981   219400 SH       SOLE                   179900             39500
REGENERATION TECHNOLOGIES      COM              75886N100     6221   471300 SH       SOLE                   387100             84200
RESMED INC.                    COM              761152107     9255   236100 SH       SOLE                   193700             42400
SERENA SOFTWARE INC            COM              817492101    14441   698300 SH       SOLE                   573700            124600
SRA INTERNATIONAL INC.         COM              78464R105    20499   640600 SH       SOLE                   524900            115700
STRAYER EDUCATION INC          COM              863236105    19203   241400 SH       SOLE                   198300             43100
SURMODICS INC                  COM              868873100    22103   724200 SH       SOLE                   594500            129700
TREX COMPANY INC.              COM              89531P105    14193   361600 SH       SOLE                   297100             64500
VENTANA MEDICAL SYSTEMS        COM              92276H106     9280   342800 SH       SOLE                   280000             62800
VERINT SYSTEMS INC             COM              92343X100    20105   793100 SH       SOLE                   650000            143100
VISTACARE INC.                 COM              92839Y109    16368   668900 SH       SOLE                   548900            120000